Geographical Information (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of revenues by geographical area

The following tables set forth revenues and property and equipment, net by geographic area:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues:
PRC	1,840,290	1,817,874	1,639,248	251,948
Non-PRC(i)	1,933,587	2,746,776	3,335,509	512,658
United States	282,543	977,257	2,071,646	318,406
Ireland(ii)	1,086,110	911,154	553,028	84,999
Rest of the world(iii)	564,934	858,365	710,835	109,253

Schedule of property and equipment, net by geographical area

	As of December 31,
	2016	2017
	RMB	RMB	US$
Property and equipment, net:
PRC	109,846	83,628	12,853
Non-PRC	7,593	5,509	847

(i)	Non-PRC revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
(ii)	Revenues from Ireland were primarily derived from online advertising service from Facebook, which is incorporated in Ireland but operates primarily in the United States, representing 11% of the Group’s total revenue for the year ended December 31, 2017.
(iii)	No individual country, other than disclosed above, exceeded 10% of total revenues for any period presented.